UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland October 26, 2005

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	58

Form 13F Information Table Value Total:	131590

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alpha Trade.Com                COM              020814208        5    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      317     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3386    58950 SH       SOLE                    58950
Apple Computer                 COM              037833100      279     5200 SH       SOLE                     5200
Applied Matls Inc              COM              038222105      968    57100 SH       SOLE                    57100
Ariel Corp Com                 COM              04033M104        0    10000 SH       SOLE                    10000
Barr Pharmaceutical            COM              068306109     7513   136805 SH       SOLE                   136805
Best Buy Company Inc           COM              086516101     1741    40000 SH       SOLE                    40000
Biovail Corporation            COM              09067J109      584    25000 SH       SOLE                    25000
Bristol-Myers Squibb           COM              110122108     2372    98602 SH       SOLE                    98602
Cendant                        COM              151313103     2121   102750 SH       SOLE                   102750
Ciber                          COM              17163B102     1728   232575 SH       SOLE                   232575
Citigroup Inc                  COM              172967101     3361    73840 SH       SOLE                    73840
Comcast cl A                   COM              20030N101      528    17968 SH       SOLE                    17968
Computer Sciences              COM              205363104     2919    61700 SH       SOLE                    61700
Conseco, Inc.                  COM              208464883     3422   162122 SH       SOLE                   162122
Costco Whsl Corp New           COM              22160K105     3741    86825 SH       SOLE                    86825
Dow Chemical                   COM              260543103      491    11775 SH       SOLE                    11775
E.I. DuPont de Nemour          COM              263534109     2662    67950 SH       SOLE                    67950
Eaton Vance Sr Fltg Rate Fund  COM              27828Q105      352    20000 SH       SOLE                    20000
Exxon Mobil Corporati          COM              30231G102     4387    69042 SH       SOLE                    69042
Gap Inc.                       COM              364760108     1848   106000 SH       SOLE                   106000
General Electric Co            COM              369604103     3639   108066 SH       SOLE                   108066
General Motors Corp.           COM              370442105     1371    44798 SH       SOLE                    44798
Graftech Internatioal Ltd      COM              384313102     1194   219900 SH       SOLE                   219900
Hartford Fincl Services        COM              416515104     4754    61600 SH       SOLE                    61600
Home Depot Inc.                COM              437076102     2465    64636 SH       SOLE                    64636
Honeywell International, Inc.  COM              438516106     3034    80919 SH       SOLE                    80919
IBM Corp                       COM              459200101     3728    46477 SH       SOLE                    46477
Intel Corporation              COM              458140100     3240   131444 SH       SOLE                   131444
J P Morgan Chase               COM              46625H100     3096    91238 SH       SOLE                    91238
JLG Industries Inc.            COM              466210101     6434   175850 SH       SOLE                   175850
Johnson & Johnson              COM              478160104      201     3176 SH       SOLE                     3176
Lucent Technologies            COM              549463107     1780   547661 SH       SOLE                   547661
MCI New                        COM              552691107      263    10337 SH       SOLE                    10337
Masco Corporation              COM              574599106     3702   120650 SH       SOLE                   120650
Micron Technology In           COM              595112103     2397   180200 SH       SOLE                   180200
Microsoft Corporation          COM              594918104     2712   105413 SH       SOLE                   105413
Morgan Stanley                 COM              617446448     3785    70162 SH       SOLE                    70162
Motorola Inc.                  COM              620076109     2848   129290 SH       SOLE                   129290
Nokia Corporation              COM              654902204     3464   204850 SH       SOLE                   204850
Nutri/System Inc               COM              67069D108      751    30000 SH       SOLE                    30000
PNC Financial Services         COM              693475105      394     6795 SH       SOLE                     6795
Palm Inc.                      COM              696643105      225     7954 SH       SOLE                     7954
Pfizer Inc.                    COM              717081103     2917   116822 SH       SOLE                   116822
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101       47  1229275 SH       SOLE                  1229275
Target Corporation             COM              87612E106     2128    40985 SH       SOLE                    40985
Texas Instruments              COM              882508104     3427   101100 SH       SOLE                   101100
Tyco Intl Ltd                  COM              902124106     4326   155335 SH       SOLE                   155335
UNUM Provident Corp.           COM              91529Y106     4242   206926 SH       SOLE                   206926
Valor Communications Group     COM              920255106     3125   229275 SH       SOLE                   229275
Verizon Communication          COM              92343V104     2287    69956 SH       SOLE                    69956
Winnebago Industries           COM              974637100     1738    60000 SH       SOLE                    60000
Xerox Corporation              COM              984121103     3609   264400 SH       SOLE                   264400
eBay, Inc.                     COM              278642103     3541    85955 SH       SOLE                    85955
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000